Net Income Per Share (Details) - HKD HKD / shares in Units, HKD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Basic and diluted income per share
Net income/(loss) for the year attributable to the Company’s ordinary shareholders - Numerator	HKD 692,042	HKD 131,335	HKD 167,821
Net income/(loss) for the year attributable to the Company’s ordinary shareholders - Continuing operations	5,508	(1,917)	30,926
Net income/(loss) for the year attributable to the Company’s ordinary shareholders - Discontinued operations	HKD 686,534	HKD 133,252	HKD 136,895
Weighted average number of basic and diluted ordinary shares outstanding - Continuing operations	12,938,128	12,938,128	12,938,128
Weighted average number of basic and diluted ordinary shares outstanding - Discontinued operations	12,938,128	12,938,128	12,938,128
Net income of Basic and diluted income per share	HKD 53.50	HKD 10.20	HKD 13.00
Net income of Basic and diluted income per share - Continuing operations	0.44	(0.15)	2.39
Net income of Basic and diluted income per share - Discontinued operations	HKD 53.06	HKD 10.35	HKD 10.61